Intangible Assets, Net - Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	$ 3,117,803	$ 3,062,565
Accumulated amortization	(1,306,433)	(1,007,463)
Net carrying value	1,811,370	2,055,102
Customer Relationships [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	1,560,930	1,588,175
Accumulated amortization	(775,958)	(630,684)
Net carrying value	784,972	957,491
License [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	927,285	943,470
Accumulated amortization	(115,911)	(70,760)
Net carrying value	811,374	872,710
Software [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	269,706	219,950
Accumulated amortization	(148,135)	(121,730)
Net carrying value	121,571	98,220
Client Lists [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	170,002	172,970
Accumulated amortization	(170,002)	(129,727)
Net carrying value		43,243
Collaboration agreement [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	100,456	102,209
Accumulated amortization	(62,785)	(38,329)
Net carrying value	37,671	63,880
Others [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	89,424	35,791
Accumulated amortization	(33,642)	(16,233)
Net carrying value	$ 55,782	$ 19,558